Supplemental Data - Statements of Cash Flows	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Supplemental Data - Statements of Cash Flows
Supplemental Data - Statements of Cash Flows

3. Supplemental Data — Statements of Cash Flows

The following table presents certain supplemental cash flow and other non-cash data.  See Note 7 for supplemental cash flow and non-cash data related to leases.

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Cash paid for interest	$211,139	$174,647
Cash received for interest	806	850
Cash paid for income taxes	404	130
Cash paid for income taxes to DISH Network	146,386	90,617

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries to, among other reasons, maximize yield of the portfolio.  As a result, the cash and marketable investment securities included on our Condensed Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Condensed Consolidated Balance Sheets and managed by DISH Network.  We are reflecting the purchases and sales of marketable investment securities on a net basis for each period presented on our Condensed Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.

3. Supplemental Data - Statements of Cash Flows

The following table presents certain supplemental cash flow and other non-cash data.  See Note 7 for supplemental cash flow and non-cash data related to leases.

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash paid for interest	$632,506	$765,510	$793,506
Cash received for interest	3,548	30,041	6,043
Cash paid for income taxes	22,968	19,485	18,683
Cash paid for income taxes to DISH Network	473,793	245,028	302,329
Capitalized interest	—	440	1,071

Our parent, DISH Network, provides a centralized system for the management of our cash and marketable investment securities as it does for all of its subsidiaries to, among other reasons, maximize yield of the portfolio.  As a result, the cash and marketable investment securities included on our Consolidated Balance Sheets is a component or portion of the overall cash and marketable investment securities portfolio included on DISH Network’s Consolidated Balance Sheets and managed by DISH Network.  We are reflecting the purchases and sales of marketable investment securities on a net basis for each year presented on our Consolidated Statements of Cash Flows as we believe the net presentation is more meaningful to our cash flows from investing activities.